Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,000,000,000	12,000,000,000	12,000,000,000
Common stock, shares issued	10,743,178	9,306,954	4,407,321
Common stock, shares outstanding	10,743,178	9,306,954	4,407,321
Preferred Stock Series C
Mandatorily redeemable preferred stock value (in Dollars per share)	$ 2	$ 1.5	$ 1.5
Mandatorily redeemable preferred stock series C shares designated	1,000,000	1,000,000	1,000,000
Mandatorily redeemable preferred stock series C shares authorized	1,000,000	1,000,000	1,000,000
Mandatorily redeemable preferred stock series C issued	224,000	224,000
Mandatorily redeemable preferred stock series C outstanding	224,000	224,000
Convertible Preferred Stock Series B
Temporary Equity – Convertible Preferred Stock Series B stated value (in Dollars per share)	$ 1.5	$ 1.5	$ 1.5
Temporary Equity – Convertible Preferred Stock Series B shares designated	1,000,000	1,000,000	1,000,000
Temporary Equity – Convertible Preferred Stock Series B shares authorized	1,000,000	1,000,000	1,000,000
Temporary Equity – Convertible Preferred Stock Series B issued	205,650	208,500	448,000
Temporary Equity – Convertible Preferred Stock Series B outstanding	205,650	208,500	448,000
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares designated	250	250	250
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	250	250	250
Preferred stock, shares outstanding	250	250	250